CONDENSED STATEMENTS OF LOSSES (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Operating expenses:
General and administrative expenses	$ 911,883	$ 893,889	$ 1,578,764	$ 1,525,939	$ 3,262,360	$ 2,173,247	$ 8,149,996	$ 9,728,760
Research and development	789,400	801,237	1,527,135	1,222,353	3,302,163	2,243,866	11,057,570	12,584,705
Research and development grant received	0	0	0	(244,479)	(244,479)	(244,479)	(488,958)	(488,958)
Total operating expenses	1,701,283	1,695,126	3,105,899	2,503,813	6,320,044	4,172,634	18,718,608	21,824,507
Loss from operations	(1,701,283)	(1,695,126)	(3,105,899)	(2,503,813)	(6,320,044)	(4,172,634)	(18,718,608)	(21,824,507)
Finance cost	0	0	0	0	0	0	(518,675)	(518,675)
Change in fair value of derivative liability	844,032	(9,631)	(748,056)	443,959	579,906	(109,654)	(960,298)	(1,708,354)
Interest income, net	1,924	8,512	4,660	14,890	26,031	24,449	34,106	38,766
Loss before provision for income taxes	(855,327)	(1,696,245)	(3,849,295)	(2,044,964)	(5,714,107)	(4,257,839)	(20,163,475)	(24,012,770)
Provision for income taxes	0	0	0	0	0	0	0	0
Net loss	$ (855,327)	$ (1,696,245)	$ (3,849,295)	$ (2,044,964)	$ (5,714,107)	$ (4,257,839)	$ (20,163,475)	$ (24,012,770)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.04)	$ (0.08)	$ (0.18)	$ (0.10)	$ (0.27)	$ (0.25)
Weighted average shares outstanding (in shares)	21,825,698	20,991,614	21,727,859	20,179,914	20,821,555	16,909,610